Expense Example - (Allspring Short-Term Bond Plus Fund)	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class A 1 Year	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class A 3 Years	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class A 5 Years	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class A 10 Years	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class C 1 Year	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class C 3 Years	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class C 5 Years	(Allspring Short-Term Bond Plus Fund - Classes A and C) Class C 10 Years	(Allspring Short-Term Bond Plus Fund - Class R6) Class R6 1 Year	(Allspring Short-Term Bond Plus Fund - Class R6) Class R6 3 Years	(Allspring Short-Term Bond Plus Fund - Class R6) Class R6 5 Years	(Allspring Short-Term Bond Plus Fund - Class R6) Class R6 10 Years	(Allspring Short-Term Bond Plus Fund - Institutional Class) Institutional Class 1 Year	(Allspring Short-Term Bond Plus Fund - Institutional Class) Institutional Class 3 Years	(Allspring Short-Term Bond Plus Fund - Institutional Class) Institutional Class 5 Years	(Allspring Short-Term Bond Plus Fund - Institutional Class) Institutional Class 10 Years
USD ($)	262	416	606	1,156	239	456	816	1,833	26	102	207	517	31	118	235	578